Related Party Transactions - Additional Information (Detail) - ASXHc Associates [Member] $ in Thousands, $ in Thousands	1 Months Ended		17 Months Ended
	Nov. 30, 2025 TWD ($)	Nov. 30, 2025 USD ($)	Dec. 31, 2025 TWD ($)	Aug. 31, 2024 TWD ($)
Disclosure of transactions between related parties [line items]
Amount of corresponding land holding	$ 4,231,000	$ 134,874	$ 1,666,600
Proportion of ownership interest in subsidiary	72.15%	72.15%	74.46%
Amount paid to related party for plant acquisition				$ 5,263,000